General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General

Note 1 - General

A.	Ellomay Capital Ltd. (the “Company”) is an Israeli Company in the business of initiating, developing, constructing and producing renewable and clean energy projects in Europe, USA and Israel.

As of December 31, 2024, the Company owns eight solar plants (each, a “Solar Plant” and, together, the “Solar Plants”) connected to their respective national grids and operating as follows:

(i)	100% of five solar plants in Spain with an aggregate installed capacity of approximately 35.9 Mega Watt (“MW”),

(ii)	51% of Talasol Solar S.L.U (“Talasol”), which owns a solar plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (the “Talasol Solar Plant”), and

(iii)	100% of two solar plants in Italy with an aggregate installed capacity of approximately 20 MW.

In addition, as of December 31, 2024 the Company indirectly owns:

(i)	9.375% of Dorad Energy Ltd. (“Dorad”),

(ii)	100% of Solar projects in Italy with an aggregate capacity of 233 MW that have reached Ready to Build (“RtB”) status,

(iii)	100% of Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively,

(iv)	83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (the “Manara PSP”), and

(v)	100% of Solar projects in the Dallas Metropolitan area, Texas, USA with an aggregate capacity of approximately 27 MW that are placed in service and in process of connection to the grid and additional 22 MW are under construction.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including partnerships, the Company’s investment in which is accounted for, directly or indirectly, using the equity method.

Related party – Within its meaning in IAS 24 (2009), “Related Party Disclosures”.

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,” “US dollar,” “dollars” and “$” are to United States dollars, and all references to “NIS” are to New Israeli Shekels.

Other than as specifically noted, all amounts translated into euro were translated based on the exchange rate as of December 31, 2024.